Supplemental information on oil and gas producing activities (unaudited) (Tables)	12 Months Ended
Dec. 31, 2025
Supplemental information on oil and gas producing activities (unaudited)
Schedule of capitalized costs relating to oil and gas exploration and production activities

	2025	2024	2023
Natural and environmental properties	113,499	109,005	96,856
Wells, equipment, and facilities – property, plant, and equipment	47,638	42,387	35,897
Exploration and production projects	20,069	19,489	17,373
Accumulated depreciation, depletion, and amortization	(105,722)	(96,990)	(84,413)
Net capitalized cost	75,484	73,891	65,713

Schedule of costs incurred in oil and gas exploration and developed activities

	2025	2024	2023
Acquisition of proved properties (1)	—	1,972	38
Acquisition of unproved properties (2)	—	578	—
Exploration costs	3,354	3,378	2,912
Development costs	15,839	15,965	19,976
	19,193	21,893	22,926
(1)	For 2024, it corresponds to the acquisition of 45% interest in Block CPO-09. For 2023, it corresponds to 49% of participation contract in Barnett, acquired by Ecopetrol Permian.
(2)	For 2024, it corresponds to the acquisition of 45% interest in Block CPO-09.

Schedule of results of operations for oil and gas exploration and production activities

	2025	2024	2023
Net revenues
Sales	58,845	67,411	66,258
Transfers	12,207	13,677	15,257
	71,052	81,088	81,515
Production costs (1)	20,552	21,568	20,545
Depreciation, depletion, and amortization (2)	11,083	10,357	8,531
Other production costs (3)	22,315	22,938	22,752
Exploration expenses (4)	952	1,770	2,089
Other expenses (5)	5,329	3,636	7,508
	60,231	60,269	61,425
Income before income tax expense	10,821	20,819	20,090
Income tax expense	(2,755)	(9,627)	(9,250)
Results of operations for exploration and production activities	8,066	11,192	10,840
(1)

Production costs are lifting costs incurred to operate and maintain productive wells and related equipment and facilities including costs such as operating labor, materials, supplies, and fuel consumed in operations and the costs of operating natural gas liquids plants. In addition, they include expenses related to the asset retirement obligations that were recognized during 2025, 2024 and 2023 of $570, $636, and $478, respectively.

(2)

In accordance with IAS 37, the expense related to asset retirement obligations that were recognized during 2025, 2024 and 2023 in depreciation, depletion, and amortization, were $207, $704, and $439, respectively.

(3)	Includes transportation costs and naphtha that are not part of the Ecopetrol Group’s lifting cost.
(4)	Exploration expenses include the costs of geological and geophysical activities, as well as the non–productive exploratory wells.
(5)	It corresponds to administration, marketing expenses, and impairment.

Schedule of information relates to the net proven reserves owned by the Ecopetrol Business Group

	2025			2024			2023
	Oil	Gas	Total	Oil	Gas	Total	Oil	Gas	Total
	(Mbls)	(Gpc)	(Mbe)	(Mbls)	(Gpc)	(Mbe)	(Mbls)	(Gpc)	(Mbe)
Proved reserves:
Opening balance	1,522	2,116	1,892	1,471	2,346	1,883	1,515	2,828	2,011
Revisions of previous estimates (1)	164	(135)	141	94	(55)	84	38	(165)	9
Improved recovery	137	29	143	79	102	97	91	9	93
Purchases	12	22	16	35	5	35	—	—	—
Extensions and discoveries	—	—	—	42	40	49	17	—	17
Sales	—	—	—	(5)	(5)	(6)	—	—	—
Production	(199)	(277)	(248)	(194)	(317)	(250)	(190)	(326)	(247)
Closing balance	1,636	1,755	1,944	1,522	2,116	1,892	1,471	2,346	1,883
Proved developed reserves:
Opening balance	1,087	1,750	1,394	1,083	2,007	1,435	995	2,174	1,376
Closing balance	1,204	1,539	1,474	1,087	1,750	1,394	1,083	2,007	1,435
Proved undeveloped reserves:
Opening balance	435	366	498	388	339	448	520	654	635
Closing balance	432	216	470	435	366	498	388	339	448

Some values were rounded for presentation purposes.

Mbls = Million barrels

Gpc: Giga cubic feet

Mbe = Million barrels of oil equivalent

(1)

Represents changes in previous proved reserves, upward or downward, resulting from new information (except for an increase in a proved area), usually obtained from development drilling and production history or result from changes in economic factors.

Schedule of standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein

	2025	2024	2023
Future cash inflows	483,412	493,144	425,762
Future costs
Production (1)	(218,949)	(193,523)	(158,870)
Development	(40,983)	(49,299)	(40,677)
Income taxes	(72,960)	(84,245)	(80,373)
Future net cash flow	150,520	166,077	145,842
10% discount factor	(43,481)	(48,561)	(49,557)
Standardized measure of discounted net cash flows	107,039	117,516	96,285
(1)	Production future costs include the estimated costs related to assets retirement obligations in the amount of 26,287, $25,449, and $22,615, as of December 31, 2025, 2024, and 2023, respectively.

Schedule of principal sources of change in the standardized measure of discounted net cash flows

	2025	2024	2023
Net change in sales and transfer prices and in production cost (lifting) related to future production	(16,429)	41,742	(123,240)
Changes in estimated future development costs	(6,229)	(15,349)	(10,624)
Sales and transfer of oil and gas produced net of production costs	(50,500)	(59,519)	(60,970)
Net change due to extensions, discoveries, and improved recovery	8,778	3,723	6,173
Net change due to purchase and sales of minerals in place	—	1,501	—
Net change due to revisions in quantity estimates	15,796	8,877	967
Previously estimated development costs incurred during the year	23,283	27,042	34,815
Accretion of discount	17,713	14,935	28,677
Timing and other	(10,617)	4,828	(13,215)
Net change in income taxes	7,728	(6,549)	77,093
Aggregate change in the standardized measure of discounted future net cash flows for the year	(10,477)	21,231	(60,324)